RELATED PARTIES DISCLOSURES, Key Management Remuneration (Details) - Key Management Personnel [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key management remuneration [Abstract]
Salaries, bonuses and fringe benefits	€ 0.4	€ 0.5	€ 0.5
Taxable benefits	0.0	0.0	0.1
Annual Incentive	0.5	1.2	0.9
Long-term incentive awards	0.2	1.6	4.0
Pension related benefits	0.1	0.1	0.1
Total	€ 1.2	€ 3.4	€ 5.6